SHAREHOLDERS' EQUITY (Schedule of Equity-Based Compensation Expense) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allocation of equity-based compensation expense:
Equity-based compensation expense	$ 117	$ 120	$ 167
General and Administrative from Continued Operations [Member]
Allocation of equity-based compensation expense:
Equity-based compensation expense	117	120	112
Expenses Recorded as Discontinued Operations [Member]
Allocation of equity-based compensation expense:
Equity-based compensation expense			$ 55